Other Receivables - Schedule of Other Receivables (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Security deposit		$ 2,871
Value Added Tax receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
Other receivables	$ 159,905	$ 134,112